EQUITY (Details 8)	12 Months Ended
Dec. 31, 2017
Non Controlling Interest [Member]
Disclosure of subsidiaries [line items]
Direct Interest Owned	3372.00%
Banco CorpBanca Colombia S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Colombia
Country	Colombia
Direct Interest Owned	6628.00%
Main Activity	Bank